INVENTORY - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Total cost of products sold and services	$ 721	$ 1,781
Hardware
Inventory [Line Items]
Total cost of products sold and services	$ 456	$ 1,276